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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

             ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-04149
                                   ----------


FRANKLIN TAX-FREE TRUST
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)


ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
-------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)


MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ----------------

Date of fiscal year end:   2/28
                         -------

Date of reporting period: 6/30/04
                         ---------

ITEM 1. PROXY VOTING RECORD


==================== FRANKLIN ALABAMA TAX-FREE INCOME FUND =====================

N/A


==================== FRANKLIN ARIZONA TAX-FREE INCOME FUND =====================

N/A


==================== FRANKLIN COLORADO TAX-FREE INCOME FUND ====================

N/A


================== FRANKLIN CONNECTICUT TAX-FREE INCOME FUND ===================

N/A


===================== FRANKLIN DOUBLE TAX-FREE INCOME FUND =====================

N/A


=========== FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND ============

N/A


============== FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND ==============

N/A


================ FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND =================

N/A


==================== FRANKLIN FLORIDA TAX-FREE INCOME FUND =====================

N/A


==================== FRANKLIN GEORGIA TAX-FREE INCOME FUND =====================

N/A


=================== FRANKLIN HIGH YIELD TAX-FREE INCOME FUND ===================

N/A


==================== FRANKLIN INSURED TAX-FREE INCOME FUND =====================

N/A


==================== FRANKLIN KENTUCKY TAX-FREE INCOME FUND ====================

N/A


=================== FRANKLIN LOUISIANA TAX-FREE INCOME FUND ====================

N/A


==================== FRANKLIN MARYLAND TAX-FREE INCOME FUND ====================

N/A


============= FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND ==============

N/A


================ FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND ================

N/A


=============== FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND ================

N/A


==================== FRANKLIN MISSOURI TAX-FREE INCOME FUND ====================

N/A


=================== FRANKLIN NEW JERSEY TAX-FREE INCOME FUND ===================

N/A


================= FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND =================

N/A


================== FRANKLIN OHIO INSURED TAX-FREE INCOME FUND ==================

N/A


===================== FRANKLIN OREGON TAX-FREE INCOME FUND =====================

N/A


================== FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND ==================


N/A

==================== FRANKLIN VIRGINIA TAX-FREE INCOME FUND ====================

N/A



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN TAX-FREE TRUST
            -------------------------------------------------------------------



By:(Signature and Title)*/s/JIMMY D. GAMBILL
                         ------------------------------------------------------
                         Jimmy D. Gambill,
                         Chief Executive Officer - Finance and Administration


Date  August 25, 2004
    --------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.